Acquisitions - Summary of the Purchase Price and Purchase Price Allocation Based on Fair Value of Net Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 15, 2012	Nov. 19, 2013	Aug. 15, 2014
Business Acquisition [Line Items]
Cash consideration paid less cash amounts received	$ 16,146	$ 42,928	$ 22,237
Leases and financing obligations assumed	230,203	238,763
Inventory	3,733	3,691
Goodwill	125,515	74,377	44,577
Digiplex [Member]
Business Acquisition [Line Items]
Total purchase price						58,004
Accounts receivable						515
Other current assets						266
Property and equipment						26,228
Intangible assets	2,190					2,190
Other assets						521
Deferred tax assets						9,776
Accounts payable						(3,359)
Accrued expenses						(3,730)
Unfavorable lease obligations	(5,980)					(5,980)
Capital leases assumed						(850)
Assumption of Northlight term loan						(9,099)
Net assets acquired						16,478
Goodwill						41,526
Rave Reviews Cinemas, L.L.C [Member]
Business Acquisition [Line Items]
Cash consideration paid less cash amounts received				22,213
Leases and financing obligations assumed				110,243
Working capital adjustment		1,349		3,213
Goodwill				36,666
Rave Reviews Cinemas, L.L.C [Member] | Acquisition Sub [Member]
Business Acquisition [Line Items]
Cash consideration paid less cash amounts received				19,000
Leases and financing obligations assumed				110,243
Fair value of total consideration transferred				129,243
Working capital adjustment				3,213
Total purchase price				132,456
Accounts receivable				514
Inventory				464
Other current assets				1,329
Property and equipment				94,523
Deferred tax assets				14,418
Current liabilities				(8,878)
Other liabilities				(6,580)
Net assets acquired				95,790
Goodwill				36,666
Purchase Price				132,456
Muvico Entertainment, L.L.C [Member]
Business Acquisition [Line Items]
Cash consideration paid less cash amounts received					30,608
Leases and financing obligations assumed					19,101
Fair value of contingent consideration	750				750
Fair value of total consideration transferred					50,459
Inventory					541
Other current assets					385
Property and equipment					24,867
Deferred tax assets					3,441
Current liabilities					(2,068)
Other liabilities					(1,150)
Net assets acquired					26,016
Goodwill	24,443				24,443
Purchase Price					$ 50,459